FINANCE LEASE PAYABLES	12 Months Ended
Dec. 31, 2018
FINANCE LEASE PAYABLES
FINANCE LEASE PAYABLES

20.     FINANCE LEASE PAYABLES

As disclosed in note 6, the Group leased certain machineries and construction in progress under finance leases with lease terms ranging from one to six years. At December 31, 2018, the total future minimum lease payments under finance leases and their present values are as follows:

	Minimum lease payments		Present value of minimum lease payments
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018
Amounts payable:
Within one year	2,371,917	2,518,653	2,115,644	2,328,358
In the second year	1,762,618	1,161,490	1,606,571	1,075,050
In the third to fifth years, inclusive	1,890,329	707,716	1,817,506	664,889
After five years	73,603	13,238	67,849	12,973

Total minimum finance lease payments	6,098,467	4,401,097	5,607,570	4,081,270

Future finance charges	(490,897)	(319,827)

Total net finance lease payables (note 19)	5,607,570	4,081,270

Portion classified as current liabilities (note 19)	(2,115,644)	(2,328,358)

Non-current portion	3,491,926	1,752,912

During the year ended December 31, 2018 and 2017, the Group entered into various sale and leaseback agreements with Pingan International Financial Leasing Co., Ltd. (平安國際融資租賃有限公司), Tianjin Far East Hongxin Finance Leasing Co., Ltd. (“遠東宏信（天津）融資租賃有限公司”)，China Aviation International Leasing Co., Ltd. (“中航國際租賃有限公司”), Zhaoyin Leasing Co., Ltd.(“招銀租賃有限公司”) and Chalco Financial Leasing Co., Ltd.*(“中鋁融資租賃有限公司”), which is a related party of the Group, respectively, under which the Group sold machineries and construction in progress and leased them back. The lease terms range from one to six years and the lease rentals are payable by installments which bear interest at prevailing lending rates.

During the year ended December 31, 2018, the Group entered into under the sales and leaseback arrangements and incurred losses of RMB254 million (2017: RMB102 million), which were amortized over their respective useful lives of the assets. The Group entered into sales and leaseback arrangements and incurred a gain of RMB115 million (2017: Nil). The internal rate of return (IRR) of the sales and finance leaseback arrangements range from 4.35% to 9.74% (2017: from 4.35% to 6.20%).

*     The English names represent the best effort made by the management of the Group in translating the Chinese name of the companies as they do not have any official English names.